LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
LONG-TERM DEBT

10.         LONG-TERM DEBT

As at December 31, 2019, the Company’s long-term debt consisted of the following:

				Senior secured
	Term	Revolving	Convertible	term credit	Stream	Total long-
	facility	facility	notes	facility	obligation	term debt
Balance - January 1, 2018	$—	$—	$76,582	$365,890	$224,020	$666,492
Accretion of convertible notes	—	—	5,568	—	—	5,568
Interest expense including amortization of discount	—	—	—	56,834	—	56,834
Loss on financial instruments at fair value	—	—	—	—	20,574	20,574
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL	—	—	—	—	(7,594)	(7,594)
Repayment of credit facility	—	—	—	(422,724)	—	(422,724)
Repurchase of stream obligation	—	—	—	—	(237,000)	(237,000)
Proceeds from loan facility, net of transaction costs	246,728	225,323	—	—	—	472,051
Amortization of loan facility transaction costs	55	40	—	—	—	95
Balance - December 31, 2018	$246,783	$225,363	$82,150	$—	$—	$554,296
Accretion of convertible notes	—	—	5,568	—	—	5,568
Repayment of loan facility	(50,000)	(48,000)	—	—	—	(98,000)
Amortization of loan facility transaction costs	952	1,037	—	—	—	1,989
Reversal of loan facility transaction costs	28	39	—	—	—	67
Balance - December 31, 2019	$197,763	$178,439	$87,718	$—	$—	$463,920
Current portion of long-term debt	(66,667)	—	—	—	—	(66,667)
Non-current portion of long-term debt	$131,096	$178,439	$87,718	$—	$—	$397,253

(a)  Senior secured loan facility

On December 18, 2018, the Company closed a $480,000 senior secured loan facility (the “loan facility”) with a syndicate of financial institutions arranged by The Bank of Nova Scotia, ING Capital LLC and SG Americas Securities, LLC. The loan facility is comprised of a $250,000 senior secured amortizing non-revolving credit facility (the “term facility”) and a $230,000 senior secured revolving credit facility (the “revolving facility”). The loan facility is secured by substantially all of the assets of the Company and its subsidiaries.

The term of the loan facility is four years, maturing on December 18, 2022. The undrawn portion of the loan facility at December 31, 2019 was $16,392 with $1,608  (C$2,100) used for a letter of credit supporting a reclamation deposit requirement.

Each borrowing under the term and revolving facilities is available by way of USD London Inter-Bank Offered Rate (“LIBOR”) loans or USD base rate loans. The revolving facility is also available in various other forms, including Canadian prime loans, bankers’ acceptances, bankers’ acceptance equivalent loans, and letters of credit.

Borrowings comprising USD LIBOR loans shall bear interest at LIBOR plus an applicable margin of 2.5% to 3.5% based on the Company’s net leverage ratio. As at December 31, 2019, the LIBOR on the Company’s borrowings was 1.7%. Borrowings comprising USD base rate loans shall bear interest at the administrative agent’s base rate plus an applicable margin of 1.5% to 2.5% based on the Company’s net leverage ratio. Interest is payable on the last day of the interest period related to a borrowing. For the year ended December 31, 2019, $24,056 (2018 – $1,083) of interest expense was expensed as interest and finance expense in the statement of earnings.

The term facility is required to be repaid in equal installments of principal until maturity. The Company has paid three quarterly installments on the term facility in the aggregate amount of $50,000 (2018 – nil), reducing the outstanding balance on the term facility to $200,000.

The Company was required to repay $30,000 on the revolving facility prior to June 30, 2019 at which time the available facility was reduced to $200,000. The remaining principal of the revolving facility is required to be repaid as a bullet payment in full on the maturity date. Any unused portion of the revolving facility is subject to a standby fee of 0.6% to 0.8%. The Company made additional voluntary principal repayments during 2019 totaling $18,000, reducing the outstanding balance on the revolving facility to $182,000.

Transaction costs associated with the term facility were $3,243 (2018 – $3,271) and the revolving facility were $4,639 (2018 – $4,678). The transactions costs have been recorded as a loan discount and will be amortized over the term of the loan. For the year ended December 31, 2019, $1,989 (2018 – $95) of amortization of the loan facility transaction costs were expensed to interest and finance expense in the statement of earnings.

The effective interest rate for the loan facility as at December 31, 2019 is 5.2%. The Company is subject to financial covenants including interest coverage ratio, leverage ratio, tangible net worth and minimum liquidity under the terms of the loan facility. As at December 31, 2019, the Company was in compliance with all financial and non-financial covenants.

(b)Convertible notes

On February 14, 2017, the Company completed an offering of $100,000 aggregate principal amount of unsecured convertible senior subordinated notes due 2022 (the “Notes”) which mature on March 15, 2022 and bear an interest rate of 2.25% per annum, payable semi-annually in arrears on March 15 and September 15 of each year.

The Notes are convertible into common shares of the Company at a fixed conversion rate, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may be entitled to an increased conversion rate. The Notes are convertible into common shares of the Company at an initial conversion rate of 62.5 common shares per $1 principal amount of Notes converted, representing an initial conversion price of $16.00 per common share.

The Company may not redeem the Notes before March 20, 2020, except in the event of certain changes in Canadian tax law. At any time on or after March 20, 2020, the Company may redeem all or part of the Notes for cash, but only if the last reported sale price of the Company’s common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price. The redemption price will equal to the sum of (a) 100% of the principal amount of the notes to be redeemed and (b) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a purchase price in cash equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

At initial recognition, the net proceeds of the Notes were bifurcated into its debt and equity components of $71,685 and $24,110 ($17,603 net of deferred tax) respectively. The fair value of the debt portion was estimated using a discounted cash flow model method based on an expected life of five years and a discount rate of 8.6%.

The debt portion has been classified a financial liability at amortized cost and is recorded net of transaction costs and accreted over the expected life using the effective interest rate of 7.8%. For the year ended December 31, 2019, $5,568 (2018 – $5,568) of accretion of convertible notes was expensed as interest and finance expense in the statement of earnings.

(c)  Senior secured term credit facility

On September 21, 2015, the Company closed a construction financing comprised of a senior secured term credit facility (the “credit facility”) for $350,000, an offtake agreement, a $150,000 callable gold and silver stream agreement and a private placement of common shares for $40,000.

Pursuant to the terms of the credit facility, the Company borrowed $350,000 at a stated interest rate of 7.5%, compounded quarterly and payable upon maturity.

The credit facility matured December 31, 2018 and was subject to an extension for one year, at the Company’s option upon payment of an extension fee of 2.5% of the principal amount, including accumulated interest. The Company had the right to repay at par plus accrued interest after the second anniversary of closing. The embedded derivatives associated with the prepayment and extension options were recorded on the statement of financial position as other assets. For the year ended December 31, 2018, the change in fair value of these embedded derivatives was  fair value loss of $132.

For the year ended December 31, 2018, $56,834 of interest on the credit facility was expensed as interest and finance expense in the statement of earnings.

On December 18, 2018, the Company used proceeds from the loan facility to repay the credit facility in the amount of $422,724 which included principal and accrued interest.

(d)   Stream obligation

Pursuant to the stream, the Company was obligated to deliver, subject to prepayment options, 8% of up to 7,067,000 ounces of refined gold and 8% of up to 26,297,000 ounces of refined silver commencing on January 1, 2020 (less gold and silver sold to that date) and a payment of $20,000. Upon delivery, the Company was entitled to (a) for gold, the lesser of $400 per ounce and the gold market price and (b) for silver, the lesser of $4 per ounce and the silver market price. Any excess of market over the fixed prices above would be credited against the deposit. Any remaining uncredited balance of the deposit was repayable, without interest, upon the earlier of the date (i) the aggregate stated gold and silver quantities have been delivered and (ii) 40 years.

The Company had the option to repurchase the stream obligation for $237,000 on December 31, 2018. The Company exercised this option and repurchased the stream obligation on December 18, 2018.

The stream obligation was recorded at fair value at each statement of financial position date. For the year ended December 31, 2018, the change in fair value of the stream obligation was a fair value loss of $12,980. Of the change in fair value, a fair value loss of $20,574 was recognized in the statement of earnings and the fair value change due to the change in the Company’s credit risk of $7,594 ($5,543 net of deferred tax) was recognized in OCI.